CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2014
Convertible Notes Payable [Abstract]
Long-term Debt [Text Block]

NOTE 6. CONVERTIBLE NOTES PAYABLE

The Company issued convertible promissory notes (the “Notes”) to certain accredited investors, shareholders, and officers in the aggregate principal amount of $1,054,352. The maturity date for the Notes was the earlier of December 31, 2013, or upon the Company raising $5 million or more of equity capital. The Notes bore interest at a rate of 10 percent per annum payable in full on the maturity date and were unsecured. Upon the Company successfully raising additional capital, the Notes could be exchanged by the holders for such securities of the Company at the same price and on the same terms and conditions being offered to the other investors in such financing, and the principal and accrued interest under the Notes could be applied towards the purchase price of such security. The Notes could be prepaid in whole or in part at the Company’s option without penalty.
Of the total Notes, $652,176 was issued to an officer, $350,000 was issued to accredited investors, and $52,176 to shareholders.
On September 27, 2013, in connection with the Company’s sale of common stock through a private placement (Note 7), convertible notes with a principal balance of $902,176 were exchanged for 225,546 shares of common stock at a conversion price of $4.00 per share and retired. Also in connection with the private placement, notes with a principal balance of $152,176 were paid in full with cash payments. Additionally, the Company paid accrued interest of $82,071 on all the convertible notes with cash payments.
Warrant Issuance and Note Conversion Feature
In connection with the issuance of the above Notes, the Company also issued to the investors 5-year detachable warrants exercisable for shares of the Company’s common stock (the “Warrants”). The exercise price of the Warrants is at the same price per share as the price of the equity securities sold to investors in the qualified equity financing, and each Warrant provides for 100% warrant coverage on the principal amount of the related Note.
The fair value of the Warrants and debt beneficial conversion feature were determined using the Monte-Carlo simulation valuation model that uses assumptions for expected volatility, expected dividends, and the risk-free interest rate. Expected volatilities were based on weighted averages of the selected peer group of thirteen companies as the Company has limited trading history and were estimated over the expected term of the Warrants. The risk-free rate was based on the U.S. Treasury yield curve at the date of issuance for the period of the expected term.
Accordingly, the fair value of the proceeds attributable to Warrants of $309,892 and the debt beneficial conversion feature of $309,891 totaling $619,783, was recorded as an increase in additional paid-in capital and as a corresponding discount to the convertible notes payable. Of the total debt discount of $619,783, $291,920 was recorded to additional paid-in capital and debt discount during 2013, respectively. The discount was amortized over the term of the convertible notes payable using the interest method.
In connection with the Company’s private placement of common stock and the corresponding conversion and retirement of the Notes, all remaining discount was recognized as an expense as of September 27, 2013. Amortization of the discount amounted to $563,253 and is included as a separate expense on the Consolidated Statements of Operations for the year ended December 31, 2013.
Additionally in connection with the Company’s private placement, the number of Warrants issued and outstanding to the note holders was set at 263,588 shares at an exercise price of $4.00 per share. The warrants will expire on September 27, 2018, if not exercised prior to that date.
A summary of the assumptions used to value the warrants and the beneficial conversion feature are as follows:

2013
Risk-free interest rate	1.40%
Expected stock volatility	47%
Time to expiration (years)	5
Fair value of common stock	$4.00
Expected dividends	$0.00